Right of Use And Lease - Schedule of Quantitative Information About Right-of-Use Assets (Detail) R$ in Thousands	6 Months Ended
	Jun. 30, 2020 BRL (R$)
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ 2,619,861
Acquisition of subsidiary	564,669
Additions	(169,260)
Write-offs	(5,890)
Transfers	1,052	[1]
Exchange variation	799,541
Right of use, Ending	3,809,973
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	3,193,959
Acquisition of subsidiary	564,669
Additions	319,253
Write-offs	(12,908)
Transfers	(3,582)	[1]
Exchange variation	1,005,018
Right of use, Ending	5,066,409
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(574,098)
Acquisition of subsidiary
Additions	(488,513)
Write-offs	7,018
Transfers	4,634	[1]
Exchange variation	(205,477)
Right of use, Ending	R$ (1,256,436)
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Right of use, Beginning	R$ 40,018
Acquisition of subsidiary	42,467
Additions	46,577
Write-offs	(219)
Transfers
Exchange variation	11,435
Right of use, Ending	140,278
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(8,109)
Acquisition of subsidiary
Additions	(25,316)
Write-offs	150
Transfers
Exchange variation	(2,236)
Right of use, Ending	(35,511)
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	15,578
Acquisition of subsidiary	14,034
Additions	610
Write-offs
Transfers
Exchange variation	8,958
Right of use, Ending	R$ 39,180
Machinery and equipment [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Machinery and equipment [member] | Cost Value [member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (4,317)
Acquisition of subsidiary
Additions	(7,142)
Write-offs
Transfers
Exchange variation	(2,036)
Right of use, Ending	(13,495)
Facilities [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	784,900
Acquisition of subsidiary	489,739
Additions	90,560
Write-offs	(4,380)
Transfers
Exchange variation	211,050
Right of use, Ending	R$ 1,571,869
Facilities [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Facilities [member] | Cost Value [member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Facilities [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (97,190)
Acquisition of subsidiary
Additions	(144,715)
Write-offs	2,852
Transfers
Exchange variation	(27,349)
Right of use, Ending	R$ (266,402)
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Right of use, Beginning	R$ 283
Acquisition of subsidiary	18,429
Additions	1,447
Write-offs
Transfers
Exchange variation	5,751
Right of use, Ending	25,910
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(214)
Acquisition of subsidiary
Additions	(10,320)
Write-offs
Transfers
Exchange variation	(1,100)
Right of use, Ending	(11,634)
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	2,350,377
Acquisition of subsidiary
Additions	180,059
Write-offs	(8,309)
Transfers	(3,582)	[1]
Exchange variation	767,063
Right of use, Ending	R$ 3,285,608
Retail stores [member] | Cost Value [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Retail stores [member] | Cost Value [member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	10 years
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	R$ (463,332)
Acquisition of subsidiary
Additions	(300,558)
Write-offs	4,016
Transfers	4,634	[1]
Exchange variation	(172,458)
Right of use, Ending	R$ (927,698)
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life	3 years
Right of use, Beginning	R$ 2,803
Acquisition of subsidiary
Additions
Write-offs
Transfers
Exchange variation	761
Right of use, Ending	3,564
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning	(936)
Additions	(462)
Write-offs
Transfers
Exchange variation	(298)
Right of use, Ending	R$ (1,696)

[1]	Those are initial costs (key money) related to store rentals. This amount is transferred from right of use to intangible assets when a new commercial agreement with the lessor is not yet signed.